Nonoperating Income (Expense) (Schedule of Nonoperating Income (Expense)) (FY) (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 28, 2024	Jun. 30, 2023	Jun. 28, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Other components of net periodic benefit costs	$ (1)		$ (1)	$ (1)	$ (1)	$ 1	$ 1	$ (2)
Unrealized investment gains (losses)						(15)	0	0
Gains on sale of product lines				(15)	0	0	0	8
Total other income (expense), net		$ 1	$ (14)	$ (14)	$ (14)	$ (14)	$ 1	$ 6